Schedule of Contract Assets, Deferred Revenue and Unbilled Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Contract asset, beginning balance	$ 27	$ 22
Deferred revenue, beginning balance	54	21
Unbilled Revenue, beginning balance	113	80
Contract assets, Increase/(decrease), net	(5)	5
Contract assets, Increase/(decrease), net	(54)	33
Contract assets, Increase/(decrease), net	(97)	33
Contract asset, ending balance	22	27
Deferred revenue, ending balance		54
Unbilled Revenue, ending balance	$ 16	$ 113